UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21177

Name of Fund: BlackRock California Insured Municipal Income Trust (BCK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Insured Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock California Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 137.9%	Benicia, California, Unified School District, GO, Series B, 5.45%,
	8/01/23 (a)(b)	$6,500	$3,050,320
	California Educational Facilities Authority Revenue Bonds (Scripps
	College), 5%, 8/01/31 (a)	2,385	2,557,221
	California State Department of Water Resources, Power Supply
	Revenue Bonds, Series A, 5.25%, 5/01/12 (c)	6,500	7,128,355
	California State Public Works Board, Lease Revenue Bonds
	(Department of General Services - Capitol East End Complex),
	Series A, 5%, 12/01/27 (d)	5,000	5,048,100
	California State University, Systemwide Revenue Refunding
	Bonds, Series A, 5%, 11/01/30 (d)	4,000	4,058,240
	California State, Various Purpose, GO, Refunding, 5%,
	6/01/31 (d)	4,000	4,039,760
	California Statewide Communities Development Authority Revenue
	Bonds (Adventist), Series B, 5%, 3/01/37 (e)	1,000	998,410
	California Statewide Communities Development Authority Revenue
	Bonds (Sutter Health), Series D, 5.05%, 8/15/38 (f)	5,000	5,059,300
	Ceres, California, Unified School District, GO (Election of 2001),
	Series B, 5.907%, 8/01/30 (b)(g)	3,055	856,255
	Ceres, California, Unified School District, GO (Election of 2001),
	Series B, 5.915%, 8/01/31 (b)(g)	3,180	839,711
	Ceres, California, Unified School District, GO (Election of 2001),
	Series B, 5.919%, 8/01/32 (b)(g)	3,300	820,974
	Ceres, California, Unified School District, GO (Election of 2001),
	Series B, 5.924%, 8/01/33 (b)(g)	3,440	805,958
	Ceres, California, Unified School District, GO (Election of 2001),
	Series B, 5.894%, 8/01/34 (b)(g)	3,575	797,582
	Ceres, California, Unified School District, GO (Election of 2001),
	Series B, 5.896%, 8/01/35 (b)(g)	3,275	688,438
	Glendale, California, Community College District, GO (Election of
	2002), Series D, 5%, 11/01/31 (a)	2,500	2,563,800
	Hemet, California, Unified School District, GO, Series B, 5.125%,
	8/01/37 (e)	2,140	2,226,777
	Kaweah Delta Health Care District, California, Revenue Refunding
	Bonds, 6%, 8/01/12 (c)	2,600	2,955,654
	Los Angeles, California, Department of Water and Power,
	Waterworks Revenue Bonds, Series A, 5%, 7/01/43 (g)	3,550	3,575,382
	Los Angeles, California, Department of Water and Power,
	Waterworks Revenue Refunding Bonds, Series A, 5.125%,
	7/01/41 (g)	5,000	5,054,450
Portfolio Abbreviations
To simplify the listings of BlackRock California Insured Municipal Income Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
COP	Certificates of Participation
GO	General Obligation Bonds

BlackRock California Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Los Angeles, California, Wastewater System Revenue Refunding
	Bonds, Series A, 5%, 6/01/32 (g)	$6,025	$6,096,818
	Los Angeles, California, Wastewater System Revenue Refunding
	Bonds, Sub-Series A, 5%, 6/01/27 (a)	5,000	5,075,100
	Murrieta Valley, California, Unified School District, Public
	Financing Authority, Special Tax Revenue Bonds, Series A,
	5.125%, 9/01/26 (e)	1,000	1,044,020
	Napa, California, Water Revenue Bonds, 5%, 5/01/35 (d)	3,000	3,073,620
	Palomar Pomerado Health Care District, California, GO (Election
	of 2004), Series A, 5.125%, 8/01/37 (a)	1,850	1,909,995
	Placentia-Yorba Linda, California, Unified School District, COP,
	5%, 10/01/30 (g)	1,715	1,712,599
	Rio, California, Elementary School District, GO, Refunding, 5%,
	8/01/29 (d)	1,235	1,277,151
	Riverside, California, Unified School District, GO (Election of
	2001), Series A, 5%, 2/01/27 (g)	5,000	5,020,300
	Sacramento, California, Area Flood Control Agency, Special
	Assessment Refunding Bonds (Consolidated Capital Assessment
	District), Series A, 5%, 10/01/32 (g)	2,125	2,169,370
	San Diego State University Foundation, California, Auxiliary
	Organization Revenue Refunding Bonds, Series A, 5%, 3/01/37 (a)	2,800	2,812,124
	San Joaquin Hills, California, Transportation Corridor Agency, Toll
	Road Revenue Refunding Bonds, Series A, 5.45%, 1/15/31 (a)(b)	20,000	5,192,400
	San Jose, California, Financing Authority, Lease Revenue Refunding
	Bonds (Civic Center Project), Series B, 5%, 6/01/37 (d)	6,000	6,069,360
	Santa Rosa, California, Wastewater Revenue Refunding Bonds,
	Series B, 5.46%, 9/01/27 (b)(d)	11,125	4,086,546
	Stockton, California, Unified School District, GO (Election of
	2005), 5%, 8/01/31 (f)	3,000	3,102,390
	Tustin, California, Unified School District, Senior Lien Special Tax
	Bonds (Community Facilities District Number 97-1), Series A, 5%,
	9/01/38 (f)	3,000	3,035,250
	Total Municipal Bonds
	(Cost - $103,102,191) - 137.9%		104,801,730
	Municipal Bonds Transferred to Tender Option
	Bond Trusts (h)
California - 17.2%	Alameda County, California, JT Powers, Lease Revenue Refunding
	Bonds, 5%, 12/01/34 (f)	1,200	1,234,008
	Desert, California, Community College District, GO, Series C, 5%,
	8/01/37 (f)	2,000	2,053,367
	San Diego County, California, Water Authority, Water Revenue
	Refunding Bonds, COP, Series A, 5%, 5/01/32 (a)	5,295	5,383,316
	San Diego County, California, Water Authority, Water Revenue
	Refunding Bonds, COP, Series 2008 A, 5%, 5/01/33 (f)	4,250	4,372,053
	Total Municipal Bonds Transferred to Tender Option
	Bond Trusts (Cost - $12,826,730) - 17.2%		13,042,744

BlackRock California Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
CMA California Municipal Money Fund, 1.24% (i)(j)	12,530,305	$12,530,305
Total Short-Term Securities
(Cost - $12,530,305) - 16.5%		12,530,305
Total Investments (Cost - $128,459,226*) - 171.6%		130,374,779
Other Assets Less Liabilities - 1.4%		1,072,079
Liability for Trust Certificates,
Including Interest Expense and Fees Payable - (11.8%)		(8,940,918)
Preferred Shares, at Redemption Value - (61.2%)		(46,519,790)
Net Assets Applicable to Common Shares - 100.0%		$75,986,150

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$119,681,937
Gross unrealized appreciation	$2,559,629
Gross unrealized depreciation	(799,267)
Net unrealized appreciation	$1,760,362

(a)	MBIA Insured.
(b)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	AMBAC Insured.
(e)	Assured Guaranty Insured.
(f)	FSA Insured.
(g)	FGIC Insured.
(h)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as a collateral in a financing transaction.
(i)	Represents the current yield as of report date.
(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA California Municipal Money Fund	11,086,847	$105,648

Item 2 – Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Insured Municipal Income Trust

		By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer of BlackRock California Insured Municipal Income Trust

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock California Insured Municipal Income Trust

Date: July 18, 2008

		By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock California Insured Municipal Income Trust

Date: July 18, 2008